Related party balances and transactions (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Beginning balance	$ 17,632,181	$ 17,632,181
Write off	(17,632,181)
Ending balance		$ 17,632,181